Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Non-PRC	¥ (386,072,000)	$ (54,376)		¥ (284,474,000)		¥ 150,454,000
Paid-in capital	2,711,875,000			2,688,571,000					$ 381,960
Total deferred tax assets before valuation allowances	980,966,000			647,031,000					138,166
Valuation allowances	786,853,000			617,264,000		422,837,000			110,826		$ 86,940
Undistributed earnings	821,259,000			795,098,000					115,672
Taxable losses	4,016,753,000	565,748
Unrecognized tax benefit	168,416,000			172,557,000		177,526,000			23,721		$ 24,304
Unrecognized tax benefit net against deferred tax loss carryforwards	14,516,000	2,045		17,745,000
Unrecognized tax benefit presented in the other non-current liabilities line item	153,900,000	21,676		154,812,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	153,900,000			154,812,000					21,676
Interest accrued related to unrecognized tax benefits	6,009,000			6,856,000					846
Interest related to unrecognized tax benefits	847,000	119		3,760,000		1,449,000
Penalties related to unrecognised tax benefits | ¥	0
Income tax holiday, aggregate dollar amount	(2,981,000)	$ (420)		(4,908,000)		¥ (44,909,000)
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	82,126,000			79,510,000					11,567
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	¥ 41,063,000			¥ 39,755,000					$ 5,784
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax	3 years	3 years	3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax	2 years	2 years	2 years
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
HONG KONG | HK Zoom | First HK$2 Million of Profits Earned
Income Taxes [Line Items]
Foreign statutory tax rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Non-PRC | $			$ 2		$ 2		$ 2
Japan | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.20%	23.20%	23.20%	23.20%	23.20%	23.20%
Reduction in tax rate for stated period following the exemption period	23.20%	23.20%	23.20%
Paid-in capital	¥ 90,000,000									¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%	15.00%	15.00%
PRC
Income Taxes [Line Items]
Statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)	10.00%	10.00%	10.00%
Taxable losses	¥ 3,686,876,000	$ 519,286
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction	5.00%	5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2033	2033	2033
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2024	2024	2024
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period				50.00%	50.00%	50.00%	50.00%	50.00%
Income tax holiday, aggregate dollar amount	¥ 3,457,000	$ 487		¥ 2,232,000		¥ 44,909,000
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)	¥ 0.0023	$ 0.0003		¥ 0.0015		¥ 0.0314
PRC | Beijing Security | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhu Hai Heng Qin New Area
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhuhai Baohaowan Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Beijing OrionStar Technology Co. Ltd | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhuhai Baoqu Technology | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate	17.00%	17.00%	17.00%
Hong Kong, Singapore And Others
Income Taxes [Line Items]
Taxable losses	¥ 329,877,000	$ 46,463